ACCRUED STOCK PAYABLE (Tables)	9 Months Ended
Sep. 30, 2017
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
The following tables summarize the changes in accrued common stock payable during the nine months ended September 30, 2017:

	Amount	Number of Shares
December 31, 2016	$–	$–
Acquisition of Mile High	155,000	104,359
Sale of common stock and warrants	175,000	175,000
September 30, 2017	$330,000	$279,359